Contract liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Contract liabilities [abstract]
Disclosure of development of contract liabilities
Development of contract liabilities is presented in the table below:

	Year ended December 31
in € thousand	2025	2024
BALANCE AS AT JANUARY 1	3,010	5,697
Revenue recognition	(3,320)	(462)
Redemption	—	(4,777)
Addition	720	2,500
Exchange rate differences	21	53
BALANCE AS AT CLOSING DATE	432	3,010
Less non-current portion	—	—
CURRENT PORTION	432	3,010